Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Subsequent Event [Line Items]
Aggregate amount of interest payments	$ 1,427,000	$ 174,000	$ 2,957,000	$ 849,000	$ 17,846,000	$ 19,273,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount of interest payments			500,000
Interest rate (in hundredths)			10.00%		10.00%
Number of days following the issuance of convertible notes and warrants			150 days
Number of calendar days following day on convertible notes and warrants			180 days
Maximum percentage of holding on number of outstanding shares (in hundredths)			9.985%		9.985%
Number of extend period on interest payment			1 day
Exercise price (in dollars per share)			$ 0.75		$ 0.75
Proceeds from exercise of warrants			$ 30,000,000